Lease Obligations	6 Months Ended
Jun. 30, 2022
Disclosure of Lease Obligations [Abstract]
LEASE OBLIGATIONS
12.	LEASE OBLIGATIONS

	June 30, 2022	December 31, 2021

Opening balance-beginning of period	$1,020,482	$341,592
Additions in the period	86,556	833,766
Interest expense	(9,586)	21,279
Translation adjustment	(61,282)	6,527
Lease payments	$(154,665)	(182,682)
	881,505	1,020,482
Due within one year	(284,862)	(232,969)
Balance-end of period	$596,643	$787,513

Future Minimum Lease Payments

	June 30, 2022	December 31, 2021
year 1	$284,862	$232,969
year 2	242,253	255,000
year 3	160,136	270,000
year 4	135,254	262,513
year 5	59,000	-
Total	$881,505	$1,020,482

The Company has a long term restricted term deposit of $149,429 (December 31, 2021-$168,167) held by the Company’s bank to guarantee a portion of the office lease located in Israel.